Statement of Changes in Net Assets Available for Benefits - EBP QACA	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets attributed to:
Participation in net income of Master Trust	$ 1,330,250,492
Interest income from notes receivable from participants	6,265,379
Contributions:
Rollovers	61,760,217
Participant	285,661,816
Employer	142,756,918
Total contributions	490,178,951
Total additions	1,826,694,822
Deductions from net assets attributed to:
Benefits paid to participants	997,258,710
Administrative expenses	2,169,211
Total deductions	999,427,921
Net increase prior to transfers	827,266,901
Net transfers within Master Trust	(62,019,894)
Transfer from other plan	13,551,819
Net increase	778,798,826
Net assets available for benefits:
Beginning of year	7,918,041,830
End of year	$ 8,696,840,656